Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Class A Common Stock	Class B Common Stock	Additional Paid in Capital	Accumulated Defecit
Balance at Dec. 31, 2020	$ 5,000,002	$ 299	$ 688	$ 6,711,187	$ (1,712,172)
Balance (in Shares) at Dec. 31, 2020		2,992,841	6,875,000
Balance at Sep. 18, 2020	0	$ 0	$ 0	0	0
Balance (in Shares) at Sep. 18, 2020		0	0
Issuance of Class B common stock to Sponsor	25,000		$ 719	24,281
Issuance of Class B common stock to Sponsor (in Shares)			7,187,500
Sale of units in initial public offering, less fair value of public warrants	266,915,000	$ 2,750		266,912,250
Sale of units in initial public offering, less fair value of public warrants (in Shares)		27,500,000
Offering costs	(15,207,906)			(15,207,906)
Issuance of common stock warrants	51,670			51,670
Forfeiture of Class B common stock			$ (31)	31
Forfeiture of Class B common stock (in Shares)			(312,500)
Common stock subject to possible redemption	(245,071,590)	$ (2,451)		(245,069,139)
Common stock subject to possible redemption (in Shares)		(24,507,159)
Net loss	(1,712,172)				(1,712,172)
Balance at Dec. 31, 2020	5,000,002	$ 299	$ 688	6,711,187	(1,712,172)
Balance (in Shares) at Dec. 31, 2020		2,992,841	6,875,000
Change in value of Class A common stock subject to possible redemption	245,071,590	$ 2,451		245,069,139
Change in value of Class A common stock subject to possible redemption (in Shares)		24,507,159
Common stock subject to possible redemption	(3,140,480)	$ (32)		(3,140,448)
Common stock subject to possible redemption (in Shares)		(314,048)
Net loss	(3,140,478)				(3,140,478)
Balance at Mar. 31, 2021	5,000,004	$ 331	$ 688	9,851,635	(4,852,650)
Balance (in Shares) at Mar. 31, 2021		3,306,889	6,875,000
Change in value of Class A common stock subject to possible redemption	3,140,480	$ 32		3,140,448
Change in value of Class A common stock subject to possible redemption (in Shares)		314,048
Balance at Dec. 31, 2020	5,000,002	$ 299	$ 688	6,711,187	(1,712,172)
Balance (in Shares) at Dec. 31, 2020		2,992,841	6,875,000
Net loss	(18,604,910)
Balance at Jun. 30, 2021	5,000,002	$ 485	$ 688	25,315,911	(20,317,082)
Balance (in Shares) at Jun. 30, 2021		4,853,332	6,875,000
Balance at Mar. 31, 2021	5,000,004	$ 331	$ 688	9,851,635	(4,852,650)
Balance (in Shares) at Mar. 31, 2021		3,306,889	6,875,000
Common stock subject to possible redemption	(15,464,430)	$ (154)		(15,464,276)
Common stock subject to possible redemption (in Shares)		(1,546,443)
Net loss	(15,464,432)				(15,464,432)
Balance at Jun. 30, 2021	5,000,002	$ 485	$ 688	25,315,911	$ (20,317,082)
Balance (in Shares) at Jun. 30, 2021		4,853,332	6,875,000
Change in value of Class A common stock subject to possible redemption	$ 15,464,430	$ 154		$ 15,464,276
Change in value of Class A common stock subject to possible redemption (in Shares)		1,546,443